Segment Reporting	12 Months Ended
Jun. 30, 2025
Segment Reporting [Abstract]
SEGMENT REPORTING

14. SEGMENT REPORTING

The following provides the results of operations for the years ended June 30, 2025, 2024 and 2023, and the financial position of the Company’s operating segments as of June 30, 2025 and 2024.

Results of Operations

For the year ended June 30, 2025

	Online Promotion	Premium business solutions revenue	Shared office rental	Value- added service	Digital marketing	Total

Revenue	$3,099,321	$12,519,123	$910,317	$475,496	$10,837,350	$27,841,607
Cost of Revenue	$(2,334,956)	$(10,746,437)	$(843,082)	$(337,745)	$(10,190,371)	$(24,452,591)
Operating expenses	$(1,576,751)	$(6,368,990)	$(463,115)	$(241,904)	$(5,513,403)	$(14,164,163)
Other income, net	$22,675	$91,303	$143,886	$8,998	$79,286	$346,148
Loss before income tax	$(789,711)	$(4,505,001)	$(251,994)	$(95,155)	$(4,787,138)	$(10,428,999)
Income tax expense	$155	$619	$9,695	$250	$541	$11,260
Net Loss	$(789,866)	$(4,505,620)	$(261,689)	$(95,405)	$(4,787,679)	$(10,440,259)

Results of Operations

For the year ended June 30, 2024

	Online Promotion	Premium business solutions revenue	Shared office rental	Value- added service	Total

Revenue	$3,587,564	$13,916,977	$1,212,500	$1,498,683	$20,215,724
Cost of Revenue	$(1,769,744)	$(12,691,063)	$(994,480)	$(981,849)	$(16,437,136)
Operating expenses	$(3,037,311)	$(1,369,902)	$(366,587)	$(710,815)	$(5,484,615)
Other income (expenses)	$280,117	$262	$255,377	$(26,641)	$509,115
(Loss) Income before income tax	$(939,374)	$(143,726)	$106,810	$(220,622)	$(1,196,912)
Income tax expense (benefit)	$5,946	$-	$(34)	$92	$6,004
Net (Loss) Income	$(945,320)	$(143,726)	$106,844	$(220,714)	$(1,202,916)

For the year ended June 30, 2023

	Online Promotion	Premium business solutions revenue	Shared office rental	Value- added service	Total

Revenue	$4,512,432	$11,884,095	$1,253,781	$2,150,566	$19,800,874
Cost of Revenue	$(2,054,523)	$(10,896,349)	$(1,019,167)	$(775,928)	$(14,745,967)
Operating expenses	$(4,413,634)	$(1,346,822)	$(401,942)	$(860,789)	$(7,023,187)
Other income, net	$839,211	$-	$39,105	$4,998	$883,314
(Loss) income before income tax	$(1,116,514)	$(359,076)	$(128,223)	$518,847	$(1,084,966)
Income tax benefit	$(4,795)	$-	$(47)	$(108)	$(4,950)
Net (Loss) income	$(1,111,719)	$(359,076)	$(128,176)	$518,955	$(1,080,016)

Financial position

As of June 30, 2025

	Online Promotion	Premium business solutions revenue	Shared office rental	Value- added service	Digital marketing	Total

Current assets	$1,517,382	$3,979,883	$429,545	$181,457	$3,272,861	$9,381,128
Non-current assets	$95,805	$30,754	$2,550,745	$1,168	$26,623	$2,705,095
Total assets	$1,613,187	$4,010,637	$2,980,290	$182,625	$3,299,484	$12,086,223
Current liabilities	$3,308,178	$2,917,182	$1,383,933	$211,366	$2,479,698	$10,300,357
Non-current liabilities	$135,209	$-	$1,754,513	$-	$-	$1,889,722
Total liabilities	$3,443,387	$2,917,182	$3,138,446	$211,366	$2,479,698	$12,190,079
Net liabilities	$(1,830,200)	$1,093,455	$(158,156)	$(28,741)	$819,786	$(103,856)

Financial position

As of June 30, 2024

	Online Promotion	Premium business solutions revenue	Shared office rental	Value- added service	Total
Current assets	$556,475	$367,863	$33,490	$166,957	$1,124,785
Non-current assets	$114,104	$57,460	$3,167,324	$48,774	$3,387,662
Total assets	$670,579	$425,323	$3,200,814	$215,731	$4,512,447
Current liabilities	$6,813,865	$796,511	$1,181,426	$450,685	$9,242,487
Non-current liabilities	$127,439	$-	$2,343,420	$-	$2,470,859
Total liabilities	$6,941,304	$796,511	$3,524,846	$450,685	$11,713,346
Net liabilities	$(6,270,725)	$(371,188)	$(324,032)	$(234,954)	$(7,200,899)